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                          [ANCHOR NATIONAL LETTERHEAD]






VIA EDGAR
---------



February 1, 1999


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:   American Pathway II -- Variable Separate Account of
      Anchor National Life Insurance Company
      File Nos. 002-86837 and 811-03859

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant pursuant to Rule 497(c) upon the effectiveness of Post Effective Amendment No. 29 and Amendment 22 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 29, 1999, with an effective date of January 29, 1999.

     Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.


Very truly yours,


/s/ LUCIA B. WILLIAMS

Lucia B. Williams
Product Paralegal